DWS Government and Agency Securities Portfolio Annual Total Returns	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Government Cash Managed Shares [Member] | DWS Government and Agency Securities Portfolio | Government Cash Managed Shares
Prospectus [Line Items]
Annual Return [Percent]	3.99%	4.97%	4.84%	1.36%	0.01%	0.28%	1.92%	1.55%	0.60%	0.05%